Debt - UGI International (Details) $ in Millions	1 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)
UGI International Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument
Total capacity | €				€ 300,000,000
Flaga
Debt Instrument
Total capacity | €		€ 55,000,000				€ 55,000,000
Flaga | Flaga Term Loan, due September 2018 | Term Loan
Debt Instrument
Repayments of debt | $	$ 9.2
Long-term debt, gross | $			$ 49.9		$ 59.1		$ 59.1
Minimum | EURIBOR | UGI International Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument
Basis spread on variable rate (percentage)	1.45%
Minimum | London Interbank Offered Rate (LIBOR) | UGI International Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument
Basis spread on variable rate (percentage)	1.70%
Minimum | London Interbank Offered Rate (LIBOR) | Flaga | Flaga Term Loan, due September 2018 | Term Loan
Debt Instrument
Basis spread on variable rate (percentage)	1.125%
Maximum | EURIBOR | UGI International Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument
Basis spread on variable rate (percentage)	2.35%
Maximum | London Interbank Offered Rate (LIBOR) | UGI International Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument
Basis spread on variable rate (percentage)	2.60%